Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of associates [Line Items]
Profit (Loss) from continuing operations	$ 5,325	$ 157,837	$ (315,666)	$ 4,694
Aggregated individually immaterial associates [Member]
Disclosure of associates [Line Items]
Profit (Loss) from continuing operations		77,589	(270,060)	44,834
Post-tax profit from discontinued operations		80,248	0	0
Other comprehensive income (loss)		526,773	(187,891)	(360,618)
Total comprehensive income (loss)		$ 684,610	$ (457,951)	$ (315,784)